UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:	BlackRock Funds II
BlackRock Global Dividend Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium – 1.5%
Anheuser-Busch InBev NV	218,726	$15,764,740

Brazil – 1.2%
Souza Cruz SA	810,300	12,591,394

Canada – 3.5%
National Bank of Canada	226,868	17,706,659
Rogers Communications, Inc., Class B	529,447	19,760,805

		37,467,464

Finland – 0.8%
Kone OYJ, Class B	147,002	9,097,066

France – 8.3%
Eutelsat Communications SA	454,077	16,167,803
Legrand SA	458,062	15,463,569
Sanofi SA	510,057	38,958,994
Total SA	409,606	19,662,525

		90,252,891

Hong Kong – 1.7%
Power Assets Holdings Ltd.	2,406,500	17,966,835

Israel – 1.0%
“Bezeq” The Israeli Telecommunication Corp. Ltd.	6,624,196	11,043,402

Italy – 1.3%
ENI SpA	630,699	14,013,983

Japan – 2.6%
Canon, Inc.	363,300	16,467,608
NTT DoCoMo, Inc.	6,926	11,826,151

		28,293,759

Netherlands – 2.5%
Royal Dutch Shell Plc, B Shares	722,841	26,452,075

Singapore – 2.7%
DBS Group Holdings Ltd.	1,691,000	18,997,279
Singapore Telecommunications Ltd.	4,238,000	10,660,568

		29,657,847

Sweden – 4.0%
Hennes & Mauritz AB, B Shares	747,904	25,644,591
Svenska Handelsbanken AB, A Shares	550,866	17,830,636

		43,475,227

Switzerland – 5.0%
Nestle SA	416,968	25,555,667
Novartis AG	522,999	28,878,045

		54,433,712

Taiwan – 5.3%
Chunghwa Telecom Co. Ltd. - ADR	439,980	13,630,580
Far EasTone Telecommunications Co. Ltd.	5,016,500	10,855,200
Taiwan Mobile Co. Ltd.	3,466,000	11,169,513

Common Stocks	Shares	Value

Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,403,893	$21,872,653

		57,527,946

United Kingdom – 20.5%
BHP Billiton Plc	606,825	19,534,857
British American Tobacco Plc	454,849	23,329,024
Diageo Plc	989,729	24,964,238
GlaxoSmithKline Plc	1,241,504	28,680,639
HSBC Holdings Plc	2,186,800	19,773,819
Imperial Tobacco Group Plc	606,326	24,247,281
Reckitt Benckiser Group Plc	280,937	16,354,310
TESCO Plc	3,288,413	16,944,150
Unilever Plc	657,942	22,476,626
Vodafone Group Plc	9,036,153	25,011,754

		221,316,698

United States – 36.9%
Altria Group, Inc.	542,392	17,470,446
AT&T, Inc.	700,945	23,068,100
Chevron Corp.	229,218	24,425,470
The Coca-Cola Co.	380,965	29,075,249
Dominion Resources, Inc.	342,622	17,881,442
Emerson Electric Co.	353,351	18,565,062
Genuine Parts Co.	261,714	16,953,833
Johnson & Johnson	459,822	29,929,814
Kraft Foods, Inc., Class A	593,941	23,680,428
Lorillard, Inc.	154,541	20,907,852
McDonald’s Corp.	207,014	20,173,514
Merck & Co., Inc.	354,813	13,922,862
Microsoft Corp.	342,182	10,956,668
PepsiCo, Inc.	223,414	14,745,324
Pfizer, Inc.	1,468,366	33,669,632
Philip Morris International, Inc.	214,409	19,191,750
Reynolds American, Inc.	355,836	14,528,784
United Parcel Service, Inc., Class B	98,824	7,722,107
United Technologies Corp.	269,891	22,033,901
Verizon Communications, Inc.	489,955	19,784,383

		398,686,621

Total Long-Term Investments (Cost – $992,481,186) – 98.8%		1,068,041,660

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GDR	Global Depositary Receipts
	AUD	Australian Dollar
	CAD	Canadian Dollar	JPY	Japanese Yen
	CHF	Swiss Franc	SGD	Singapore Dollar
	ETF	Exchange Traded Fund	SPDR	Standard & Poor’s Depositary Receipts
	EUR	Euro
	FKA	Formerly Known As	USD	US Dollar
	GBP	British Pound

BLACKROCK FUNDS II	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (a)(b)	12,207,986	$12,207,986
Total Short-Term Securities (Cost – $12,207,986) – 1.1%		12,207,986
Total Investments (Cost – $1,004,689,172*) – 99.9%		1,080,249,646
Other Assets Less Liabilities – 0.1%		1,331,015

Net Assets – 100.0%		$1,081,580,661

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,005,040,417

Gross unrealized appreciation	$89,218,669
Gross unrealized depreciation	(14,009,440)

Net unrealized appreciation	$75,209,229

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	33,313,599	(21,105,613)	12,207,986	$697	$31,267

(b)	Represents the current yield as of report date.
—	Foreign currency exchange contracts as of April 30, 2012 were as follows:

	Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unre- alized Appre- ciation (Depre- ciation)
GBP	46,114,000	USD	74,906,198	JPMorgan Chase Bank, N.A.	5/02/12	$(68,733)

USD	582,242	CHF	528,507	State Street Bank	5/02/12	(39)

USD	72,236,889	GBP	46,114,000	Citibank, N.A.	5/02/12	(2,600,576)

USD	20,208	SGD	24,995	State Street Bank	5/02/12	10

USD	74,863,497	GBP	46,114,000	JPMorgan Chase Bank, N.A.	8/02/12	68,318

Total						$(2,601,020)

—	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	$ 15,764,740	–	–	$ 15,764,740
Brazil	12,591,394	–	–	12,591,394
Canada	37,467,464	–	–	37,467,464
Finland	–	$ 9,097,066	–	9,097,066
France	–	90,252,891	–	90,252,891
Hong Kong	–	17,966,835	–	17,966,835
Israel	–	11,043,402	–	11,043,402
Italy	–	14,013,983	–	14,013,983
Japan	–	28,293,759	–	28,293,759
Netherlands	–	26,452,075	–	26,452,075
Singapore	–	29,657,847	–	29,657,847
Sweden	–	43,475,227	–	43,475,227
Switzerland	–	54,433,712	–	54,433,712
Taiwan	35,503,233	22,024,713	–	57,527,946
United Kingdom	–	221,316,698	–	221,316,698
United States	398,686,621	–	–	398,686,621
Short-Term Securities	12,207,986	–	–	12,207,986

Total	$512,221,438	$568,028,208	–	$1,080,249,646

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$10	$68,318	–	$68,328
Liabilities:
Foreign currency exchange contracts	(39)	(2,669,309)	–	(2,669,348)
Total	$(29)	$(2,600,991)	–	$(2,601,020)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

2	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,976	–	–	$4,976
Foreign currency	603,686	–	–	603,686
Total	$608,662	–	–	$608,662

Prior to January 31, 2012, only significant transfers between Level 1 and Level 2 were required to be disclosed. There were no significant transfers from the beginning of the period to January 31, 2012. For the interim period February 1, 2012 through April 30, 2012, all transfers between Level 1 and Level 2 are required to be disclosed. Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. Significant market movements were deemed not to have occurred at April 30, 2012; therefore, the Fund did not utilize the external pricing service model adjustments for certain of its investments which caused transfers from Level 2 to Level 1 with a beginning period value of $11,922,931.

BLACKROCK FUNDS II	APRIL 30, 2012	3

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Conseco Financial Corp., Series 1995-5, Class M1, 7.65%, 9/15/26 (a)	USD 166	$169,584
Morgan Stanley Mortgage Loan Trust, Series 2007-IXS, Class 2A3, 5.92%, 9/25/46 (b)	1,124	562,027
Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 6/15/32 (a)	246	244,306

Total Asset-Backed Securities – 0.3%		975,917

Common Stocks	Shares

Aerospace & Defense – 0.5%
United Technologies Corp.	14,785	1,207,047

Air Freight & Logistics – 0.2%
United Parcel Service, Inc., Class B	5,496	429,457

Beverages – 1.7%
Anheuser-Busch InBev NV	11,704	843,569
The Coca-Cola Co.	19,867	1,516,249
Diageo Plc	54,673	1,379,034
PepsiCo, Inc.	11,681	770,946

		4,509,798

Commercial Banks – 1.1%
DBS Group Holdings Ltd.	50,000	561,717
HSBC Holdings Plc	89,200	806,578
National Bank of Canada	9,699	756,990
Svenska Handelsbanken AB, A Shares	28,919	936,061

		3,061,346

Distributors – 0.4%
Genuine Parts Co.	16,024	1,038,035

Diversified Telecommunication Services – 1.5%
AT&T, Inc.	38,916	1,280,725
Chunghwa Telecom Co. Ltd. - ADR	23,176	717,992
Far EasTone Telecommunications Co. Ltd. - GDR	17,250	562,529
Singapore Telecommunications Ltd.	231,000	581,074
Verizon Communications, Inc.	23,245	938,633

		4,080,953

Electric Utilities – 0.3%
Power Assets Holdings Ltd.	111,500	832,455

Electrical Equipment – 0.7%
Emerson Electric Co.	19,782	1,039,346
Legrand SA	23,809	803,760

		1,843,106

Food & Staples Retailing – 0.3%
TESCO Plc	173,165	892,264

Food Products – 1.3%
Kraft Foods, Inc., Class A	27,976	1,115,403
Nestle SA	21,669	1,328,077
Unilever Plc	30,155	1,030,156

		3,473,636

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	11,451	1,115,900

Common Stocks	Shares	Value

Household Products – 0.3%
Reckitt Benckiser Group Plc	15,656	$911,390

Machinery – 0.2%
Kone OYJ, Class B	7,962	492,720

Media – 0.3%
Eutelsat Communications SA	25,566	910,299

Metals & Mining – 0.3%
BHP Billiton Ltd.	20,918	776,209

Multi-Utilities – 0.3%
Dominion Resources, Inc.	16,268	849,027

Office Electronics – 0.3%
Canon, Inc.	19,000	861,229

Oil, Gas & Consumable Fuels – 6.3%
Chesapeake Midstream Partners LP	41,691	1,195,698
Chevron Corp.	12,762	1,359,919
DCP Midstream Partners LP	16,228	743,405
Enbridge Energy Partners LP	16,051	495,976
Energy Transfer Partners LP	21,350	1,059,601
ENI SpA	37,713	837,974
Enterprise Products Partners LP	24,658	1,270,873
Kinder Morgan Energy Partners LP	5,997	494,393
MarkWest Energy Partners LP	29,365	1,766,305
ONEOK Partners LP	24,585	1,370,860
Plains All American Pipeline LP	19,191	1,572,319
Royal Dutch Shell Plc, A Shares	39,669	1,414,834
Targa Resources Partners LP	26,502	1,140,381
Total SA	19,564	939,141
Western Gas Partners LP	13,503	631,400
Williams Partners LP	15,500	890,320

		17,183,399

Pharmaceuticals – 3.5%
GlaxoSmithKline Plc	66,228	1,529,968
Johnson & Johnson	24,237	1,577,586
Merck & Co., Inc.	20,665	810,895
Novartis AG	28,377	1,566,872
Pfizer, Inc.	79,676	1,826,971
Sanofi SA	28,874	2,205,444

		9,517,736

Semiconductors & Semiconductor Equipment – 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	73,817	1,150,069

Software – 0.2%
Microsoft Corp.	19,460	623,109

Specialty Retail – 0.5%
Hennes & Mauritz AB, B Shares	39,205	1,344,285

Tobacco – 2.6%
Altria Group, Inc.	25,019	805,862
British American Tobacco Plc	24,918	1,278,034
Imperial Tobacco Group Plc	31,462	1,258,181
Lorillard, Inc.	8,019	1,084,890
Philip Morris International, Inc.	14,379	1,287,064
Reynolds American, Inc.	15,926	650,259
Souza Cruz SA	38,500	598,258

		6,962,548

4	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Wireless Telecommunication Services – 1.4%
NTT DoCoMo, Inc.		360	$614,700
Rogers Communications, Inc., Class B		27,380	1,021,917
Taiwan Mobile Co. Ltd.		191,000	615,516
Vodafone Group Plc		517,759	1,433,139

			3,685,272

Total Common Stocks – 25.0%			67,751,289

Corporate Bonds	Par (000)		Value

Advertising – 0.1%
Affinion Group, Inc., 7.88%, 12/15/18	USD	250	218,125

Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		500	529,375
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		320	344,000

			873,375

Airlines – 0.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		485	511,927
U.S. Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		140	140,000

			651,927

Auto Components – 0.0%
IDQ Holdings, Inc., 11.50%, 4/01/17 (c)		100	105,000

Beverages – 0.1%
Constellation Brands, Inc., 6.00%, 5/01/22		280	294,700

Building Products – 0.4%
Building Materials Corp. of America, 6.75%, 5/01/21 (c)		300	312,375
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (c)		625	651,563

			963,938

Capital Markets – 0.2%
E*TRADE Financial Corp., 12.50%, 11/30/17 (d)		300	349,500
Offshore Group Investments Ltd., 11.50%, 8/01/15 (c)		160	175,000

			524,500

Chemicals – 1.3%
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		400	429,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.88%, 2/01/18		25	26,187
9.00%, 11/15/20		500	476,250
Huntsman International LLC, 8.63%, 3/15/21		555	633,394
Ineos Finance Plc:
8.38%, 2/15/19 (c)		1,000	1,072,500
7.50%, 5/01/20 (c)		125	128,437
Ineos Group Holdings Ltd., 8.50%, 2/15/16 (c)		75	73,313
LyondellBasell Industries NV, 5.75%, 4/15/24 (c)		665	686,613

			3,525,694

Corporate Bonds	Par (000)		Value

Commercial Banks – 0.4%
CIT Group, Inc.:
7.00%, 5/02/17 (c)	USD	750	$751,875
5.25%, 3/15/18		410	422,300

			1,174,175

Commercial Services & Supplies – 0.7%
Aircastle Ltd., 6.75%, 4/15/17 (c)		120	121,200
ACCO Brands Corp., 6.75%, 4/30/20		130	134,550
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(d)		600	614,256
Covanta Holding Corp., 6.38%, 10/01/22		75	77,146
Iron Mountain, Inc., 7.75%, 10/01/19		500	545,000
Mobile Mini, Inc., 7.88%, 12/01/20		180	192,600
The ServiceMaster Co., 8.00%, 2/15/20 (c)		300	321,000

			2,005,752

Construction & Engineering – 0.0%
URS Corp., 5.00%, 4/01/22 (c)		60	60,018

Consumer Finance – 0.2%
Credit Acceptance Corp., 9.13%, 2/01/17		500	543,750

Containers & Packaging – 0.7%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (c)		225	243,563
9.13%, 10/15/20 (c)		525	568,313
Berry Plastics Corp., 9.75%, 1/15/21		800	874,000
Sealed Air Corp., 8.38%, 9/15/21 (c)		300	340,500

			2,026,376

Distributors – 0.3%
HD Supply, Inc.:
8.13%, 4/15/19 (c)		370	397,287
11.00%, 4/15/20 (c)		340	364,650

			761,937

Diversified Financial Services – 1.0%
Ally Financial, Inc., 8.00%, 11/01/31		500	572,500
Ford Motor Credit Co. LLC, 5.88%, 8/02/21		750	847,566
Hexion U.S. Finance Corp, 6.63%, 4/15/20 (c)		400	418,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		700	748,125

			2,586,191

Diversified Telecommunication Services – 0.7%
Intelsat Luxembourg SA:
11.25%, 2/04/17		20	20,750
11.50%, 2/04/17 (d)		800	834,000
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		1,000	1,027,500

			1,882,250

Electric Utilities – 0.9%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		1,470	1,622,513
11.75%, 3/01/22 (c)		290	300,875
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	500	635,374

			2,558,762

BLACKROCK FUNDS II	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services – 0.3%
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (c)	USD	170	$173,400
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (c)		230	229,425
Key Energy Services, Inc., 6.75%, 3/01/21 (c)		360	369,000

			771,825

Food & Staples Retailing – 0.3%
Rite Aid Corp., 9.25%, 3/15/20 (c)		700	710,500

Food Products – 0.6%
Del Monte Corp., 7.63%, 2/15/19		865	873,650
Post Holdings, Inc., 7.38%, 2/15/22 (c)		600	624,000

			1,497,650

Health Care Equipment & Supplies – 0.6%
Bausch & Lomb, Inc., 9.88%, 11/01/15		500	526,250
Biomet, Inc.:
10.00%, 10/15/17		5	5,394
10.38%, 10/15/17 (d)		515	556,844
DJO Finance LLC/DJO Finance Corp.:
10.88%, 11/15/14		67	68,340
8.75%, 3/15/18 (c)		480	488,400

			1,645,228

Health Care Providers & Services – 2.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19 (c)		835	860,050
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (c)		500	508,750
HCA, Inc.:
6.50%, 2/15/20		800	856,000
5.88%, 3/15/22		425	431,906
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		885	870,619
INC Research LLC, 11.50%, 7/15/19 (c)		600	589,500
Omnicare, Inc., 7.75%, 6/01/20		300	330,000
PSS World Medical, Inc., 6.38%, 3/01/22 (c)		640	656,000
Tenet Healthcare Corp., 6.25%, 11/01/18 (c)		750	780,000
United Surgical Partners International, Inc., 9.00%, 4/01/20 (c)		735	769,913
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19 (c)		505	506,894

			7,159,632

Hotels, Restaurants & Leisure – 1.2%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		640	707,200
10.00%, 12/15/18		380	286,425
8.50%, 2/15/20 (c)		710	731,300
Marina District Finance Co., Inc., 9.50%, 10/15/15		300	291,750
MGM Resorts International, 11.13%, 11/15/17		750	849,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22 (c)		500	490,000

			3,356,050

Household Durables – 0.2%
Meritage Homes Corp., 7.00%, 4/01/22 (c)		35	35,525
Standard Pacific Corp., 8.38%, 1/15/21		560	590,800

			626,325

Corporate Bonds	Par (000)	Value

Household Products – 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.88%, 8/15/19 (c)	USD 1,000	$1,042,500
8.50%, 2/15/21 (c)	100	96,500
Spectrum Brands, Inc., 6.75%, 3/15/20 (c)	890	910,025

		2,049,025

Independent Power Producers & Energy Traders – 0.3%
Calpine Corp., 7.88%, 1/15/23 (c)	225	242,437
DPL, Inc., 7.25%, 10/15/21 (c)	350	388,500
NRG Energy, Inc., 7.63%, 1/15/18	60	60,750

		691,687

Insurance – 0.3%
Genworth Financial, Inc., 7.63%, 9/24/21	700	691,179

IT Services – 0.0%
Alliance Data Systems Corp., 6.38%, 4/01/20 (c)	80	81,800

Media – 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	500	522,500
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (c)	800	842,000
Clear Channel Communications, Inc., 9.00%, 3/01/21	300	271,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	300	328,875
7.63%, 3/15/20 (c)	1,180	1,168,200
DISH DBS Corp., 6.75%, 6/01/21	300	328,500
Gray Television, Inc., 10.50%, 6/29/15	240	252,000
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (c)	80	83,200
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	610	674,050
WMG Acquisition Corp., 11.50%, 10/01/18	650	708,500

		5,179,325

Metals & Mining – 0.3%
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (c)	55	56,925
6.88%, 4/01/22 (c)	80	81,200
New Gold, Inc., 7.00%, 4/15/20 (c)	40	40,900
Novelis, Inc., 8.75%, 12/15/20	500	551,250
Russel Metals, Inc., 6.00%, 4/19/22 (c)	CAD 45	45,685

		775,960

Oil, Gas & Consumable Fuels – 4.8%
Berry Petroleum Co., 6.38%, 9/15/22	USD 75	78,000
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	195	191,100
CCS, Inc., 11.00%, 11/15/15 (c)	155	161,975
Chaparral Energy, Inc., 7.63%, 11/15/22 (c)	60	61,200
Chesapeake Energy Corp.:
6.88%, 11/15/20	50	48,750
6.13%, 2/15/21	95	89,775
Chesapeake Midstream Partners LP/CHKM Finance Corp, 6.13%, 7/15/22	335	322,437
Concho Resources, Inc., 5.50%, 10/01/22	70	70,000
Consol Energy, Inc., 8.25%, 4/01/20	300	315,000

6	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	USD	500	$516,250
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19 (c)		105	110,250
9.38%, 5/01/20 (c)		175	186,375
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (c)		300	309,750
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (c)		405	437,400
Laredo Petroleum, Inc.:
9.50%, 2/15/19		750	838,125
7.38%, 5/01/22 (c)		105	108,675
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (c)		770	758,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		500	526,250
MEG Energy Corp., 6.50%, 3/15/21 (c)		600	631,500
Newfield Exploration Co., 5.75%, 1/30/22		500	532,500
OGX Austria GmbH:
8.50%, 6/01/18 (c)		1,000	1,037,500
8.38%, 4/01/22 (c)		200	204,000
Peabody Energy Corp.:
6.25%, 11/15/21 (c)		640	648,000
7.88%, 11/01/26		125	130,625
PetroBakken Energy Ltd., 8.63%, 2/01/20 (c)		850	886,125
Pioneer Natural Resources Co., 7.20%, 1/15/28		400	482,239
Plains Exploration & Production Co., 6.75%, 2/01/22		120	124,800
Precision Drilling Corp., 6.50%, 12/15/21		10	10,400
QEP Resources, Inc., 5.38%, 10/01/22		10	10,000
Range Resources Corp., 5.00%, 8/15/22		779	777,053
Regency Energy Partners LP/Regency Energy
Finance Corp., 6.88%, 12/01/18		60	63,600
Samson Investment Co., 9.75%, 2/15/20 (c)		765	798,469
Sandridge Energy, Inc.:
7.50%, 3/15/21		570	575,700
8.13%, 10/15/22 (c)		400	415,000
SM Energy Co., 6.50%, 11/15/21		500	527,500
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		70	70,175

			13,054,948

Pharmaceuticals – 0.5%
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		800	714,000
Valeant Pharmaceuticals International, 7.25%, 7/15/22 (c)		700	698,250

			1,412,250

Real Estate Investment Trusts (REITs) – 0.2%
Felcor Lodging LP, 6.75%, 6/01/19		500	505,000

Real Estate Management & Development – 0.4%
Realogy Corp., 7.63%, 1/15/20 (c)		1,000	1,037,500

Road & Rail – 0.3%
The Hertz Corp., 6.75%, 4/15/19 (c)		675	704,531

Corporate Bonds	Par (000)		Value

Semiconductors & Semiconductor Equipment – 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	500	$492,500

Software – 1.0%
First Data Corp.:
7.38%, 6/15/19 (c)		435	444,787
8.25%, 1/15/21 (c)		800	788,000
12.63%, 1/15/21		25	25,063
IMS Health, Inc., 12.50%, 3/01/18 (c)		300	352,500
Interactive Data Corp., 10.25%, 8/01/18		208	235,040
Lawson Software, Inc., 9.38%, 4/01/19 (c)		400	418,000
SunGard Data Systems, Inc., 7.63%, 11/15/20		400	426,500

			2,689,890

Specialty Retail – 1.0%
Claire’s Stores, Inc., 9.00%, 3/15/19 (c)		565	581,950
QVC, Inc., 7.38%, 10/15/20 (c)		400	438,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/01/21		800	864,000
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19 (c)		750	798,750

			2,682,700

Textiles, Apparel & Luxury Goods – 0.1%
Levi Strauss & Co., 6.88%, 5/01/22 (c)		240	245,400

Trading Companies & Distributors – 0.4%
UR Financing Escrow Corp.:
5.75%, 7/15/18 (c)		125	129,063
7.38%, 5/15/20 (c)		20	21,000
7.63%, 4/15/22 (c)		805	851,287

			1,001,350

Wireless Telecommunication Services – 0.9%
Cricket Communications, Inc., 7.75%, 5/15/16		400	421,000
Digicel Group Ltd., 8.88%, 1/15/15 (c)		350	351,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		280	269,500
Sprint Nextel Corp.:
9.00%, 11/15/18 (c)		1,040	1,145,300
7.00%, 3/01/20 (c)		280	285,600

			2,473,150

Total Corporate Bonds – 26.7%			72,291,875

Equity Linked Notes

Credit Suisse AG (Energy Select Sector SPDR Fund), 8.00%, 8/06/12		2,000	1,978,473
Credit Suisse AG (Materials Select Sector SPDR Fund), 8.00%, 8/24/12		2,000	1,921,768
Deutsche Bank AG (Market Vectors Gold Miners), 8.00%, 8/27/12		2,508	2,059,613

Total Equity Linked Notes – 2.2%			5,959,854

BLACKROCK FUNDS II	APRIL 30, 2012	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)	Value

Advertising – 0.2%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16	USD 428	$406,838

Aerospace & Defense – 0.1%
Sequa Corp., Term Loan, 3.72% - 3.78%, 12/03/14	350	346,311

Auto Components – 0.5%
Federal-Mogul Corp., Tranche B Term Loan, 2.18%, 12/29/14	299	289,596
The Goodyear Tire & Rubber Co., Term Loan, 4.25%, 3/21/19	750	739,215
Schrader International, Term Loan B, 5.75%, 4/20/18	370	365,375

		1,394,186

Chemicals – 0.1%
Ineos Finance Plc, Term Loan B, 6.50%, 4/19/18	280	281,050

Commercial Services & Supplies – 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18	150	147,628
Tervita Corp. (FKA CCS Corp.), Term Loan B, 3.47%, 11/14/14	500	487,890

		635,518

Construction & Engineering – 0.3%
Schaeffler AG, Term C-2 Loan, 5.22%, 1/27/17	750	752,407

Consumer Finance – 0.2%
Trans Union LLC, Replacement Term Loan, 4.75%, 2/10/18	399	402,735

Distributors – 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	275	271,447
HD Supply, Inc., Term Loan, 7.25%, 10/12/17	275	275,731

		547,178

Diversified Financial Services – 0.4%
Delta 2 (Lux) S.a r.l (Formula One), Term Loan B, 5.75%, 4/18/17	195	196,170
Nuveen Investments, Inc., New Second-Lien Term Loan, 8.25%, 2/28/19	750	765,000

		961,170

Diversified Telecommunication Services – 0.2%
Avaya, Inc., Term B-1 Loan, 3.24%, 10/24/14	110	107,715
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17	500	498,540

		606,255

Health Care Equipment & Supplies – 0.1%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 6.25%, 9/15/17	300	300,468

Insurance – 0.1%
Asurion LLC (FKA Asurion Corp.), First-Lien Term Loan, 5.50%, 5/24/18	369	368,637

Floating Rate Loan Interests (a)	Par (000)	Value

Machinery – 0.2%
Rexnord LLC/RBS Global, Inc., Term B Loan, 5.00%, 4/01/18	USD 648	$652,751

Media – 0.6%
EMI Group North America Holdings, Inc. (MTL Publishing LLC), Term Loan B, 6.00%, 2/07/18	750	754,223
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	750	769,223

		1,523,446

Oil, Gas & Consumable Fuels – 0.2%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	648	662,149

Pharmaceuticals – 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 6.75%, 5/15/18	250	236,563

Real Estate Investment Trusts (REITs) – 0.2%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13	461	459,958

Software – 0.3%
Lawson Software, Inc. (FKA SoftBrands, Inc.), Tranche B Term Loan, 6.25%, 4/05/18	705	713,813

Specialty Retail – 0.3%
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/19/19	500	504,375
Michaels Stores, Inc., B-2 Term Loan, 5.00%, 7/31/16	200	201,050
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19	200	201,214

		906,639

Total Floating Rate Loan Interests – 4.5%		12,158,072

Investment Companies	Shares	Value

BlackRock Floating Rate Income Portfolio, Institutional Class (e)	1,296,815	13,344,223
BlackRock High Yield Bond Portfolio, BlackRock Class (e)	1,813,505	14,072,798
BlackRock Low Duration Bond Portfolio, BlackRock Class (e)	2,533,992	24,630,402
Eaton Vance Tax-Advantaged Global Dividend Income Fund	229,244	3,314,868
iShares iBoxx $ High Yield Corporate Bond Fund (e)	100,000	9,120,000
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	187,497	3,121,825

Total Investment Companies – 25.0%		67,604,116

8	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations – 2.4%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 4A1, 5.11%, 1/25/35 (a)	USD 154	$152,825
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.38%, 11/25/34 (a)	292	241,813
Citimortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37	378	243,514
Countrywide Alternative Loan Trust:
Series 2005-46CB, Class A20, 5.50%, 10/25/35	702	571,861
Series 2006-20CB, Class A9, 6.00%, 7/25/36	1,825	1,005,762
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	578	408,208
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-15, Class A1, 5.50%, 8/25/35	130	124,118
Series 2006-OA5, Class 2A1, 0.44%, 4/25/46 (a)	159	89,498
GMAC Mortgage Corp Loan Trust, Series 2005-AR2, Class 4A, 4.95%, 5/25/35 (a)	301	279,904
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36	324	279,375
Indymac Index Mortgage Loan Trust:
Series 2006-AR3, Class 3A1A, 5.06%, 4/25/36 (a)	785	482,847
Series 2007-AR15, Class 1A1, 5.26%, 8/25/37 (a)	449	258,850
Series 2007-AR15, Class 2A1, 4.91%, 8/25/37 (a)	729	496,676
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (c)	671	670,007
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (c)	378	324,964
Residential Accredit Loans, Inc.:
Series 2005-QS1, Class A5, 5.50%, 1/25/35	280	260,080
Series 2006-QS12, Class 2A4, 6.00%, 9/25/36	411	269,375
Residential Funding Mortgage Securities I, Series 2007-S7, Class A20, 6.00%, 7/25/37	297	250,238

Total Non-Agency Mortgage-Backed Securities – 2.4%		6,409,915

Preferred Securities	Par (000)	Value

Capital Trusts

Capital Markets – 0.2%
State Street Capital Trust III, 5.46% (a)(f)	450	451,764

Commercial Banks – 0.8%
BB&T Capital Trust IV, 6.82%, 6/12/77 (a)	700	707,000
Wells Fargo & Co., 7.98% (a)(f)	1,450	1,573,250

		2,280,250

Consumer Finance – 0.7%
American Express Co., 6.80%, 9/01/66 (a)	600	612,900

Preferred Securities	Par (000)	Value

Consumer Finance (concluded)
Capital One Capital V, 10.25%, 8/15/39	USD 200	$208,500
Capital One Capital VI, 8.88%, 5/15/40	1,050	1,073,611

		1,895,011

Diversified Financial Services – 2.4%
AON Corp., 8.21%, 1/01/27	1,500	1,752,492
Bank of America Corp., 8.00% (a)(f)	900	928,539
Citigroup Capital XXI, 8.30%, 12/21/77 (a)	300	304,687
General Electric Capital Corp., 6.38%, 11/15/67 (a)	750	771,563
JPMorgan Chase & Co., 7.90% (a)(f)	1,550	1,698,242
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(c)	1,200	1,176,000

		6,631,523

Insurance – 4.2%
ACE Capital Trust II, 9.70%, 4/01/30	1,300	1,776,830
The Allstate Corp.:
6.13%, 5/15/67 (a)	500	490,000
6.50%, 5/15/67 (a)	300	293,250
American International Group, Inc., 8.18%, 5/15/68 (a)	700	748,125
Chubb Corp., 6.38%, 3/29/67 (a)	200	204,750
Genworth Financial, Inc., 6.15%, 11/15/66 (a)	600	366,750
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)	250	262,500
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	500	680,000
Lincoln National Corp., 7.00%, 5/17/66 (a)	350	339,500
MetLife Capital Trust IV, 7.88%, 12/15/67 (c)	550	611,875
MetLife Capital Trust X, 9.25%, 4/08/68 (c)	200	244,000
MetLife, Inc., 6.40%, 12/15/66	500	489,107
Nationwide Financial Services, Inc., 6.75%, 5/15/67	900	839,250
Prudential Financial, Inc., 8.88%, 6/15/68 (a)	2,000	2,372,500
Swiss Re Capital I LP, 6.85% (a)(c)(f)	1,100	1,011,618
XL Group Plc, 6.50% (a)(f)	750	624,375

		11,354,430

Multi-Utilities – 0.1%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)	250	266,250

Oil, Gas & Consumable Fuels – 0.1%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	250	268,125

Total Capital Trusts – 8.5%		23,147,353

Preferred Stocks	Shares	Value

Commercial Banks – 0.3%
Ally Financial, Inc., 7.00% (c)	800	679,000

Trust Preferreds

Commercial Banks – 1.7%
U.S. Bancorp, 6.00% (f)	172,000	4,437,600

Diversified Financial Services – 0.4%
BAC Capital Trust X, 6.25%, 3/29/55	17,500	415,800

BLACKROCK FUNDS II	APRIL 30, 2012	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Diversified Financial Services (concluded)
Citigroup Capital XIII, 7.88%, 10/30/40 (a)	28,000	$745,640

		1,161,440

Total Trust Preferreds – 2.1%		5,599,040

Total Preferred Securities – 10.9%		29,425,393

Total Long-Term Investments (Cost – $258,925,818) – 97.0%		262,576,431

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (e)(g)	1,656,269	1,656,269

Total Short-Term Securities (Cost – $1,656,269) – 0.6%		1,656,269

Total Investments (Cost – $260,582,087*) – 97.6%		264,232,700
Other Assets Less Liabilities – 2.4%		6,609,593

Net Assets – 100.0%		$270,842,293

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$260,638,637

Gross unrealized appreciation	$4,976,876
Gross unrealized depreciation	(1,382,813)

Net unrealized appreciation	$3,594,063

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Shares Purchased		Shares Sold	Shares Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Floating Rate Income, Institutional Class	–	1,296,815		–	1,296,815	$13,344,223	–	$17,028
BlackRock GNMA Portfolio, BlackRock Class	–	734,158		734,158	–	–	$(28,039)	$8,588
BlackRock High Yield Bond Portfolio, BlackRock Class	188,159	8,545,980		6,920,634	1,813,505	$14,072,798	$971,703	$574,659
BlackRock International Bond Portfolio, BlackRock Class	18,638	7,131		25,769	–	–	$(7,484)	$1,977
BlackRock Low Duration Bond Portfolio, BlackRock Class	224,382	3,670,148		1,360,538	2,533,992	$24,630,402	$25,916	$65,409
BlackRock Liquidity Funds, TempFund, Institutional Class	344,490	1,311,779	[1]	–	1,656,269	$1,656,269	$13,236	$3,417
iShares iBoxx $ High Yield Corporate Bond Fund	–	100,000		–	100,000	$9,120,000	–	–

1Represents net shares purchased.

10	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of April 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	95,711	USD	99,923	JPMorgan Chase Bank, N.A.	5/01/12	$ (196)
JPY	15,862,274	USD	195,280	JPMorgan Chase Bank, N.A.	5/01/12	3,395
GBP	637,000	USD	1,034,609	State Street Bank	5/02/12	(835)
USD	997,851	GBP	637,000	Citibank, N.A.	5/02/12	(35,923)
USD	26,338	CHF	23,908	State Street Bank	5/02/12	(2)
USD	45,491	CAD	45,000	UBS AG	7/18/12	21
USD	622,380	EUR	471,500	Citibank, N.A.	7/25/12	(2,061)
USD	3,865,053	GBP	2,381,000	State Street Bank	8/02/12	3,161
Total						$(32,440)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset- Backed Securities	–	$975,917	–	$975,917
Common Stocks	$39,610,178	28,141,111	–	67,751,289
Corporate Bonds	–	72,291,875	–	72,291,875
Equity Linked Notes	–	3,900,241	$2,059,613	5,959,854
Floating Rate Loan Interests	–	11,792,697	365,375	12,158,072
Investment Companies	67,604,116	–	–	67,604,116
Non- Agency Mortgage-Backed Securities	–	6,409,915	–	6,409,915
Preferred Securities	6,278,040	23,147,353	–	29,425,393
Short-Term Securities	1,656,269	–	–	1,656,269
Total	$115,148,603	$146,659,109	$2,424,988	$264,232,700

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$3,395	$3,182	–	$6,577
Liabilities:
Foreign currency exchange contracts	(198)	(38,819)	–	(39,017)
Total	$3,197	$(35,637)	–	$(32,440)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$33,588	–	–	$33,588
Liabilities:
Bank overdraft	(4,263,900)	–	–	(4,263,900)
Total	$(4,230,312)	–	–	$(4,230,312)

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK FUNDS II	APRIL 30, 2012	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 22, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 22, 2012